Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Pension Plan
Period of employees highest compensation before retirement on which benefits are based	10 years
Income Taxes
Interest accrued released		$ 28,000
Uncertain tax provisions released		221,000
Core deposit intangible | Minimum
Intangible assets
Estimated lives	7 years
Core deposit intangible | Maximum
Intangible assets
Estimated lives	8 years
Fair value option for mortgage servicing rights | Mortgage servicing rights
Intangible assets
Cumulative effect of change in accounting principle as increase to retained earnings	$ 459,890